Digital Assets Payables	6 Months Ended
Sep. 30, 2025
Digital Assets Payables [Abstract]
DIGITAL ASSETS PAYABLES
13.	DIGITAL ASSETS PAYABLES

	As of September 30, 2025	As of March 31, 2025
	US$	US$
	(Unaudited)	(Audited)
Digital assets payables to:
Related parties (note 22)	42,476,346	10,702,814
Third party payables	209,397,582	138,224,157
Total	251,873,928	148,926,971

Movement of digital assets payables was shown below:

	Digital assets payable
	As of September 30, 2025	As of March 31, 2025
	US$	US$
	(Unaudited)	(Audited)
At beginning of period/year	148,926,971	80,364,190
Entered during the period/year	518,532,279	886,549,417
Settled during the period/year	(449,485,244)	(738,523,271)
Unrealized fair value loss (gain) for period/year	33,899,922	(79,463,365)
At end of period/year	251,873,928	148,926,971